Loan Portfolio and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded Investment in Loans by Portfolio Segment
The following table presents loans by portfolio segment:

	December 31, 2022
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$177,371	$32,551	$209,922
Other	20,221	868	21,089
Real estate mortgage - 1 to 4 family:
First mortgages	2,776,989	1,369,913	4,146,902
Home equity loans	43,999	12,550	56,549
Home equity lines of credit	191,926	94,506	286,432
Installment	9,408	2,899	12,307
Total loans, net	$3,219,914	$1,513,287	4,733,201
Less: Allowance for credit losses			46,032
Net loans			$4,687,169

*Includes New York, New Jersey, Vermont and Massachusetts.
Prior to the adoption of CECL on January 1, 2022, the Company calculated allowance for loan losses using the incurred losses methodology.

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$147,063	$21,653	$168,716
Other	30,889	595	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,723,734	1,212,568	3,936,302
Home equity loans	48,190	13,695	61,885
Home equity lines of credit	175,134	55,842	230,976
Installment	7,368	2,048	9,416
Total loans, net	$3,132,378	$1,306,401	4,438,779
Less: Allowance for loan losses			44,267
Net loans			$4,394,512

* Includes New York, New Jersey, Vermont and Massachusetts.

Impact of Adoption in Allowance for Credit Losses by Portfolio Segment
The following table presents the impact of the January 1, 2022 adoption entry in the allowance for credit losses on loans by loan type:

(dollars in thousands)	December 31, 2021 Pre-Adoption Balance	Impact of Adoption	January 1, 2022 Post CECL Adoption
	Total		Total
Commercial:
Commercial real estate	$3,121	(1,100)	2,021
Other	14	114	128
Real estate mortgage - 1 to 4 family:
First mortgages	37,249	1,703	38,952
Home equity loans	583	262	845
Home equity lines of credit	2,857	1,752	4,609
Installment	443	(378)	65
Total Allowance	$44,267	2,353	46,620

Activity in Allowance For Credit Losses on Loans by Portfolio Segment
Activity in the allowance for credit losses on loans by portfolio segment for the year ended December 31, 2022 is summarized as follows:

	For the year ended December 31, 2022
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$3,135	$40,689	$443	$44,267
Impact of ASU 2016-13, Current Expected Credit Loss (CECL)	(986)	3,717	(378)	2,353
Balance as of January 1, 2022 as adjusted for ASU 2016-13	2,149	44,406	65	46,620
Loans charged off:
New York and other states*	40	24	87	151
Florida	-	-	1	1
Total loan chargeoffs	40	24	88	152
Recoveries of loans previously charged off:
New York and other states*	4	450	7	461
Florida	-	-	3	3
Total recoveries	4	450	10	464
Net loans (recoveries) charged off	36	(426)	78	(312)
(Credit) provision for credit losses	483	(1,561)	178	(900)
Balance at end of period	$2,596	$43,271	$165	$46,032

* Includes New York, New Jersey, Vermont and Massachusetts.

Activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2021 is summarized as follows:

	For the year ended December 31, 2021
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,140	$44,950	$505	$49,595
Loans charged off:
New York and other states*	30	339	58	427
Florida	-	1	2	3
Total loan chargeoffs	30	340	60	430
Recoveries of loans previously charged off:
New York and other states*	32	464	54	550
Florida	-	2	-	2
Total recoveries	32	466	54	552
Net loan recoveries	(2)	(126)	6	(122)
(Credit) provision for loan losses	(1,007)	(4,387)	(56)	(5,450)
Balance at end of period	$3,135	$40,689	$443	$44,267

* Includes New York, New Jersey, Vermont and Massachusetts.

	For the year ended December 31, 2020
		Real Estate
		Mortgage-
(dollars in thousands)	Commercial	1 to 4 Family	Installment	Total

Balance at beginning of period	$3,999	39,748	570	44,317
Loans charged off:
New York and other states*	36	404	187	627
Florida	-	-	34	34
Total loan chargeoffs	36	404	221	661

Recoveries of loans previously charged off:
New York and other states*	10	314	12	336
Florida	-	3	-	3
Total recoveries	10	317	12	339
Net loans charged off	26	87	209	322
Provision for loan losses	167	5,289	144	5,600
Balance at end of period	$4,140	44,950	505	49,595

Allowance For Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method
The following tables present the balance in the allowance for credit losses on loans by portfolio segment and based on impairment evaluation as of December 31, 2022:

	December 31, 2022
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	2,596	43,271	165	46,032

Total ending allowance balance	$2,596	43,271	165	46,032

Loans:
Individually evaluated for impairment	$646	24,967	82	25,695
Collectively evaluated for impairment	230,365	4,464,916	12,225	4,707,506

Total ending loans balance	$231,011	4,489,883	12,307	4,733,201

Prior to the adoption of CECL on January 1, 2022, the Company calculated allowance for loan losses using the incurred losses methodology.  The balance in the allowance for loan losses by portfolio segment is summarized as follows:

	December 31, 2021
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,135	40,689	443	44,267

Total ending allowance balance	3,135	40,689	443	44,267

Loans:
Individually evaluated for impairment	$232	18,272	-	18,504
Collectively evaluated for impairment	199,968	4,210,891	9,416	4,420,275

Total ending loans balance	$200,200	4,229,163	9,416	4,438,779

Impaired Loans by Loan Class
The following table presents impaired loans by loan class as of December 31, 2021 only:

	December 31, 2021
New York and other states*: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,154
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	13,687	13,875	-	14,072
Home equity loans	161	161	-	235
Home equity lines of credit	1,852	1,939	-	2,256

Total	$15,932	16,299	-	17,824

Florida: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	105
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,368	2,368	-	2,562
Home equity loans	-	-	-	16
Home equity lines of credit	204	204	-	246

Total	$2,572	2,572	-	2,929

Total: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,259
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	16,055	16,243	-	16,634
Home equity loans	161	161	-	251
Home equity lines of credit	2,056	2,143	-	2,502

Total	$18,504	18,871	-	20,753

* Includes New York, New Jersey, Vermont and Massachusetts.

Allowance for Credit Losses on Unfunded Commitments
The Company’s activity in the allowance for credit losses on unfunded commitments were as follows:

(In thousands)	For the year ended December 31, 2022

Balance at January 1, 2022	$18
Impact of Adopting CECL	2,335
Adjusted Balance at January 1, 2022	2,353
Provision for credit losses	559
Balance at December 31, 2022	$2,912

Risk Category Loans by Class of Loans
As of December 31, 2022, and based on the most recent analysis performed, the risk category of loans by class of loans, and gross charge-offs year to date for each loan type by origination year was as follows:

Loan Credit Quality
(in thousands)	December 31, 2022
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$79,430	$29,991	$18,708	$22,790	$16,598	$32,666	$8,022	$-	$208,205
Special Mention	-	-	62	-	243	-	-	-	305
Substandard	-	-	113	-	128	1,171	-	-	1,412
Total Commercial Loans	$79,430	$29,991	$18,883	$22,790	$16,969	$33,837	$8,022	$-	$209,922

Commercial Loans:
Current-period Gross writeoffs	$-	-	-	-	-	40	-	-	$40
	$-	-	-	-	-	40	-	-	$40

Commercial Other:
Risk rating
Pass	$2,972	$2,848	$2,273	$590	$674	$2,348	$8,908	-	$20,613
Special mention	-	-	-	-	-	-	39	-	39
Substandard	-	339	-	-	-	98	-	-	437
Total Commercial Real Estate Loans	$2,972	$3,187	$2,273	$590	$674	$2,446	$8,947	$-	$21,089

Other Commercial Loans:
Current-period Gross writeoffs	$-	-	-	-	-	-	-	-	-
	$-	-	-	-	-	-	-	-	$-

Residential First Mortgage:
Risk rating
Performing	$557,981	$933,754	$784,511	$368,137	$257,926	$1,228,776	$1,472	$-	$4,132,557
Nonperforming	-	496	81	844	351	12,573	-	-	14,345
Total First Mortgage:	$557,981	$934,250	$784,592	$368,981	$258,277	$1,241,349	$1,472	$-	$4,146,902

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	-	-	-	-	5	-	-	$5
	$-	-	-	-	-	5	-	-	$5

Home Equity Lines:
Risk rating
Performing	$6,863	$9,124	$6,322	$7,588	$5,240	$21,217	$-	$-	$56,354
Nonperforming	-	-	-	-	66	129	-	-	195
Total Home Equity Lines:	$6,863	$9,124	$6,322	$7,588	$5,306	$21,346	$-	$-	$56,549

Home Equity Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Lines of Credit:
Risk rating
Performing	$1,369	$1,246	$740	$52	$100	$18,377	$262,244	$-	$284,128
Nonperforming	-	7	-	-	-	2,111	186	-	2,304
Total Home Equity Credit Lines:	$1,369	$1,253	$740	$52	$100	$20,488	$262,430	$-	$286,432

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$19	$-	$-	$19
	$-	$-	$-	$-	$-	$19	$-	$-	$19

Installments:
Risk rating
Performing	$6,385	$2,495	$805	$709	$374	$308	$1,125	$-	$12,201
Nonperforming	20	17	-	65	-	1	3	-	106
Total Installments	$6,405	$2,512	$805	$774	$374	$309	$1,128	$-	$12,307

Installments Loans:
Current-period Gross writeoffs	$1	$47	$22	$7	$2	$9	$-	$-	$88
	$1	$47	$22	$7	$2	$9	$-	$-	$88

As of December 31, 2021 the risk category of loans by class of loans was as follows:

	December 31, 2021
New York and other states*:
(dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$145,500	1,563	147,063
Other	30,726	163	30,889
	$176,226	1,726	177,952

Florida:
(dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$21,113	540	21,653
Other	595	-	595
	$21,708	540	22,248

Total:
(dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$166,613	2,103	168,716
Other	31,321	163	31,484
	$197,934	2,266	200,200

* Includes New York, New Jersey, Vermont and Massachusetts.

Aging of Recorded Investment in Past Due Loans by Loan Class and by Region
The following tables present the aging of the amortized cost in past due loans by loan class and by region as of December 31, 2022:

	December 31, 2022

New York and other states*:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	161	161	177,210	177,371
Other	18	-	20	38	20,183	20,221
Real estate mortgage - 1 to 4 family:
First mortgages	4,262	921	7,203	12,386	2,764,603	2,776,989
Home equity loans	283	-	67	350	43,649	43,999
Home equity lines of credit	978	-	591	1,569	190,357	191,926
Installment	78	4	23	105	9,303	9,408

Total	$5,619	925	8,065	14,609	3,205,305	3,219,914

Florida:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	-	-	32,551	32,551
Other	-	-	314	314	554	868
Real estate mortgage - 1 to 4 family:
First mortgages	1,183	243	1,404	2,830	1,367,083	1,369,913
Home equity loans	51	-	-	51	12,499	12,550
Home equity lines of credit	224	-	-	224	94,282	94,506
Installment	6	-	83	89	2,810	2,899

Total	$1,464	243	1,801	3,508	1,509,779	1,513,287

Total:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	161	161	209,761	209,922
Other	18	-	334	352	20,737	21,089
Real estate mortgage - 1 to 4 family:
First mortgages	5,445	1,164	8,607	15,216	4,131,686	4,146,902
Home equity loans	334	-	67	401	56,148	56,549
Home equity lines of credit	1,202	-	591	1,793	284,639	286,432
Installment	84	4	106	194	12,113	12,307

Total	$7,083	1,168	9,866	18,117	4,715,084	4,733,201

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2021:

	December 31, 2021

New York and other states*:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	233	45	278	146,785	147,063
Other	-	-	-	-	30,889	30,889
Real estate mortgage - 1 to 4 family:
First mortgages	1,303	239	9,867	11,409	2,712,325	2,723,734
Home equity loans	136	-	224	360	47,830	48,190
Home equity lines of credit	355	458	911	1,724	173,410	175,134
Installment	27	5	4	36	7,332	7,368

Total	$1,821	935	11,051	13,807	3,118,571	3,132,378

Florida:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	-	-	21,653	21,653
Other	-	-	-	-	595	595
Real estate mortgage - 1 to 4 family:
First mortgages	869	180	1,146	2,195	1,210,373	1,212,568
Home equity loans	-	45	-	45	13,650	13,695
Home equity lines of credit	-	89	-	89	55,753	55,842
Installment	18	-	5	23	2,025	2,048

Total	$887	314	1,151	2,352	1,304,049	1,306,401

Total:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	233	45	278	168,438	168,716
Other	-	-	-	-	31,484	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,172	419	11,013	13,604	3,922,698	3,936,302
Home equity loans	136	45	224	405	61,480	61,885
Home equity lines of credit	355	547	911	1,813	229,163	230,976
Installment	45	5	9	59	9,357	9,416

Total	$2,708	1,249	12,202	16,159	4,422,620	4,438,779

* Includes New York, New Jersey, Vermont and Massachusetts.

Recorded Investment in Non-Accrual Loans by Loan Class
The following table presents the amortized cost basis in non-accrual loans by portfolio segment:

	December 31, 2022
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$199	$-	$199
Other	20	314	334
Real estate mortgage - 1 to 4 family:
First mortgages	12,609	1,736	14,345
Home equity loans	153	42	195
Home equity lines of credit	2,187	117	2,304
Installment	23	83	106
Total non-accrual loans	15,191	2,292	17,483
Restructured real estate mortgages - 1 to 4 family	10	-	10
Total nonperforming loans	$15,201	$2,292	$17,493

* Includes New York, New Jersey, Vermont and Massachusetts.

Non-accrual loans as of December 31, 2021 were as follows:

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$67	-	67
Other	45	-	45
Real estate mortgage - 1 to 4 family:
First mortgages	13,990	1,797	15,787
Home equity loans	247	45	292
Home equity lines of credit	2,337	174	2,511
Installment	23	14	37
Total non-accrual loans	16,709	2,030	18,739
Restructured real estate mortgages - 1 to 4 family	17	-	17
Total nonperforming loans	$16,726	2,030	18,756

* Includes New York, New Jersey, Vermont and Massachusetts.

Loans on Non-Accrual Status and Past Due More than 90 Days
The following table presents the amortized cost basis of loans on non-accrual status and loans past due over 89 days still accruing:

	December 31, 2022
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$160	$39	-
Other	20	314	-
Real estate mortgage - 1 to 4 family:
First mortgages	13,502	843	-
Home equity loans	129	66	-
Home equity lines of credit	2,257	47	-
Installment	82	24	-
Total loans, net	$16,150	$1,333	-

Amortized Cost of Collateral-dependent Loans by Class
The following table presents the amortized cost basis of individually analyzed collateral dependent loans by portfolio segment as of December 31, 2022:

	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$312	-	-
Other	334	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	21,467	-	-
Home equity loans	236	-	-
Home equity lines of credit	3,264	-	-
Installment	82	-	-
Total	$25,695	-	-

Modified Loans by Class That Were Determined to be TDR's
The following table presents, by class, loans that were modified as TDRs:

	Twelve months ended December 31, 2022			Twelve months ended December 31, 2021			Year ended 12/31/20

New York and other states*: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-	-	$-	-	1	$125	125
Real estate mortgage - 1 to 4 family:
First mortgages	11	1,587	1,587	6	1,114	1,114	12	2,303	2,303
Home equity loans	-	-	-	1	2	2	-	-	-
Home equity lines of credit	-	-	-	2	40	40	3	169	169

Total	11	$1,587	1,587	9	$1,156	1,156	16	$2,597	2,597

Florida: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-	-	$-	-	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1	119	119	1	77	77	4	586	586
Home equity loans	-	-	-	-	-	-	-	-	-
Home equity lines of credit	-	-	-	1	50	50	-	-	-

Total	1	$119	119	2	$127	127	4	$586	586

* Includes New York, New Jersey, Vermont and Massachusetts.